NON-CONTROLLING INTERESTS - Non-controlling interests subsidiaries (Details) - ZAR (R) R in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Non-controlling interests	R 23,998.2	R 16,469.1	R 14,984.8	R 14,985.9
Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	19.8	17.7	109.8	R 329.6
Newshelf 1114 | Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests			107.3
GTSM | Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	4.1	3.4	R 2.5
Platinum Mile Subsidiary [Member] | Non-controlling interests member
Disclosure of subsidiaries [line items]
Non-controlling interests	R 15.7	R 14.3